Vessels, subsidiaries and other property, plant and equipment, Assets Held for Sale (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets held for sale [Abstract]
Gain on sale of vessels			$ 19,800		$ 52,943	$ 0	$ 0
DHT Europe and DHT China [Member]
Assets held for sale [Abstract]
Combined selling price of VLCC		$ 101,600
DHT Europe [Member] | Events After Reporting Period [Member]
Assets held for sale [Abstract]
Gain on sale of vessels	$ 30,400
DHT China [Member] | Events After Reporting Period [Member]
Assets held for sale [Abstract]
Gain on sale of vessels	$ 29,600
DHT Scandinavia [Member]
Assets held for sale [Abstract]
Combined selling price of VLCC				$ 43,400		$ 43,400